Other Equity Instruments	6 Months Ended
Jun. 30, 2019
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Other Equity Instruments

25. OTHER EQUITY INSTRUMENTS

	Interest rate %	Next call date	30 June 2019 £m	31 December 2018 £m
£300m Step-up Callable Perpetual Reserve Capital Instruments	7.037	February 2026	235	235
AT1 securities:
– £500m Fixed Rate Reset Perpetual AT1 Capital Securities	6.75	June 2024	496	496
– £750m Fixed Rate Reset Perpetual AT1 Capital Securities	7.375	June 2022	750	750
– £300m Fixed Rate Reset Perpetual AT1 Capital Securities	7.60	December 2019	300	300
– £500m Fixed Rate Reset Perpetual AT1 Capital Securities	5.18	September 2019	210	210

			1,991	1,991